Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of directors' remuneration

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2019	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors' remuneration	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	395,728	-	20,531	7,794	-	424,053
Mr. Brian Meltzer	80,000	-	-	-	-	80,000
Dr. George Mihaly (2)	66,667	-	-	-	-	66,667
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan (3)	580,000	-	-	-	-	580,000
Dr. Ira Shoulson (2)(4)	58,314	-	-	-	20,443	78,757
Dr. David Sinclair (2)	10,750	-	-	-	-	10,750
Mr. Tristan Edwards (2)	10,750	-	-	-	-	10,750
	1,262,209	-	20,531	7,794	20,443	1,310,977

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company's director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to 30 June 2019.
(3)	Includes fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of $520,000 for corporate advisory services including seeking and advancing opportunities to expand the company’s product pipeline and other sources of funding to commence and continue the company’s clinical trials.
(4)	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2018	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors' remuneration	A$	A$	A$	A$	A$	A$
Geoffrey Kempler (1) (3)	381,340	-	20,049	7,763	235,000	644,152
Lawrence Gozlan (3)	60,000	-	-	-	58,750	118,750
Brian Meltzer (3)	82,500	-	-	-	58,750	141,250
George Mihaly (3)	77,500	-	-	-	58,750	136,250
Peter Marks (3)	60,000	-	-	-	58,750	118,750
Ira Shoulson (2)	78,885	-	-	-	-	78,885
	740,225	-	20,049	-	470,000	1,238,037

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	Includes consulting fees paid to Dr. Ira Shoulson in the amount of A$12,021.
(3)	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2017	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors' remuneration	A$	A$	A$	A$	A$	A$
Geoffrey Kempler (1)	419,313	-	26,411	8,146	-	453,870
Lawrence Gozlan (2)	140,000	-	-	-	-	140,000
Brian Meltzer	55,833	-	29,167	-	-	85,000
George Mihaly	75,000	-	-	-	-	75,000
Peter Marks	60,000	-	-	-	-	60,000
Lawrence Gozlan (2)	140,000	-	-	-	-	140,000
Ira Shoulson (2)	268,137	-	-	-	-	268,137
	1,018,283	-	55,578	8,146	-	1,082,007

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	Includes consulting fees paid to an associated entity of Mr. Lawrence Gozlan, and Dr. Ira Shoulson in the amount of $80,000 and $223,201, respectively

Schedule of executives' remuneration

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2019	Base Fee	Other	Contribution	Leave	Options	Total
Executives' Remuneration	A$	A$	A$	A$	A$	A$
Kathryn Andrews (1)	236,665		20,531	15,222	-	272,418
Dr. David Stamler (1)	547,622				-	547,622

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2018	Base Fee	Other	Contribution	Leave	Options	Total
Executives' Remuneration	A$	A$	A$	A$	A$	A$
Dianne Angus (1) (2)	81,589	-	5,736	(8,920)	(3,433)	74,972
Kathryn Andrews (1) (3)	196,689	-	18,604	96	15,735	231,124
Dr. David Stamler (1) (3)	504,274	-	-	-	125,877	630,151

(2)	Base Fee includes movements in annual leave provision for Ms Dianne Angus ,Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(3)	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
(4)	The equity component of Kathryn Andrews' and David Stamler's remuneration represents the portion of unlisted options granted in prior year but vested during the current year.

			Post-	Long Term
			Employment	Benefits
	Short Term Benefits		Superannuation	Long-service	Equity
2017	Base Fee	Other	Contribution	Leave	Options	Total
Executives' Remuneration	A$	A$	A$	A$	A$	A$
Dianne Angus (1)	328,799	-	19,616	20,354	3,433	372,202
Kathryn Andrews (1)	131,826	-	12,271	101	1,430	145,628
Dr. David Stamler (1) (2)	58,290	-	-	-	11,443	69,733
	518,915	-	31,887	20,455	16,306	587,563

(1)	Base Fee includes movements in annual leave provision for Ms Dianne Angus , Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(2)	Dr David Stamler was appointed as Chief Medical Officer and Senior Vice President Clinical Development on 15 May 2017.

Schedule of key management personnel equity holdings

	Balance July 1, 2018	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2019
Fully Paid Ordinary Shares of the Company	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111
David Sinclair	-	-	-	-	-
Tristan Edwards	-	-	-	-	-
Ira Shoulson	-	-	-	-	-
Kathryn Andrews	-	-	-	-	-
David Stamler	-	-	-	-	-
	18,607,443	-	-	-	18,607,443

	Balance July 1, 2017	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2018
Fully Paid Ordinary Shares of the Company	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111

Ira Shoulson	-	-	-	-	-
Dianne Angus	146,128	-	-	(146,128)	-
Kathryn Andrews	-	-	-	-	-
David Stamler (1)	-	-	-	-	-
	18,753,571	-	-	-	18,607,443

Fully Paid Ordinary Shares of the Company	Balance July 1, 2016	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2017
	No.	No.	No.	No.	No.
Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Lawrence Gozlan	-	-	-	-	-
Brian Meltzer	326,666	-	-	-	326,666
George Mihaly	226,666	-	-	-	226,666
Peter Marks	43,111	-	-	-	43,111

Ira Shoulson	-	-	-	-	-
Dianne Angus	146,128	-	-	-	146,128
Kathryn Andrews	-	-	-	-	-
	18,753,571	-	-	-	18,753,571

(1)	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.

Share Options of the Company	Balance July 1, 2018 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2019 fiscal year	Balance June 30, 2019 No.	Total Vested and Exercisable June 30, 2019 No.	Total Unvested June 30, 2019 No.
Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
George Mihaly (1)	1,250,000	-	-		-	(1,250,000)	-	-	-	-
Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Ira Shoulson (1)	-	1,250,000	-		-	(1,250,000)	-	-	-	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	14,500,000	1,250,000	0	0	-	(2,500,000)	-	13,250,000	13,250,000	-

(1)	Dr. George Mihaly and Dr Ira Shoulson resigned on 8 April 2019.

Share Options of the Company	Balance July 1, 2017 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2018 fiscal year	Balance June 30, 2018 No.	Total Vested and Exercisable June 30, 2018 No.	Total Unvested June 30, 2018 No.
Geoffrey Kempler	4,000,000	5,000,000	-	(4,000,000)	-			5,000,000	5,000,000	-
Lawrence Gozlan	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000
Brian Meltzer	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
George Mihaly	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Peter Marks	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-

Ira Shoulson	-	-	-	-	-			-	-	-
Dianne Angus (1)	2,360,000	-	-	-	(2,360,000)			-	-	-
Kathryn Andrews	500,000	-	-	-	-		500,000	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-		4,000,000	4,000,000	4,000,000	-
	14,860,000	10,000,000	-	(8,000,000)	(2,360,000)		4,500,000	14,500,000	14,500,000

(1)	Ms Angus resigned effective October 10, 2017.

Share Options of the Company	Balance July 1, 2016 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During 2017 fiscal year	Balance June 30, 2017 No.	Total Vested and Exercisable June 30, 2017 No.	Total Unvested June 30, 2017 No.
Geoffrey Kempler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
Lawrence Gozlan	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
Brian Meltzer	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
George Mihaly	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-
Peter Marks	1,000,000	-	-	-	-	-	-	1,000,000	1,000,000	-

Ira Shoulson	-	-	-	-	-	-	-	-	-	-
Dianne Angus	1,317,819	1,200,000	-	(157,819)	-	-	-	2,360,000	1,160,000	1,200,000
Kathryn Andrews	-	500,000	-	-	-	-	-	500,000	-	500,000
Dr. David Stamler	-	4,000,000	-	-	-	-	-	4,000,000	-	4,000,000
	9,317,819	5,700,000	-	(157,819)	-	-	-	14,860,000	9,160,000	5,700,000